Debt Opus Bank Credit Agreement (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 29, 2017	Dec. 31, 2016	Mar. 22, 2017	Apr. 06, 2016
Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Mar. 31, 2017
Line of Credit Facility, Expiration Date		Mar. 31, 2017
Debt Instrument, Face Amount				$ 10,000,000
Line of Credit Facility, Maximum Borrowing Capacity		$ 8,200,000		$ 10,000,000
Debt Instrument, Current, Net		9,100,000
Debt Instrument, Debt Issuance Costs, Net		900,000
Line of Credit, Current		$ 8,200,000
Debt Instrument, Covenant Compliance		in compliance
Line of Credit Facility, Interest Rate at Period End		6.50%
Debt Instrument, Interest Rate, Stated Percentage		6.50%
Class of Warrant, Number of Securities Called by Warrants		862,068
Class of Warrant, Exercise Price of Warrants		$ 0.01
Warrant Term		6 years
Interest Expense, Debt, including amortization of debt costs		$ 1,800,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jun. 30, 2017
Line of Credit Facility, Expiration Date	Jun. 30, 2017
Subsequent Event [Member] | Debt - Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Fee Amount			$ 75,000
Class of Warrant, Exercise Price of Warrants			$ 0.01
Subsequent Event [Member] | Debt - Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Fee Amount			$ 100,000
Class of Warrant, Exercise Price of Warrants			$ 0.01